Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income		R$ 15,064	R$ 27,813	R$ 25,639
Financial assets at fair value through other comprehensive income		148	1,810	(166)
Change in fair value		1,214	2,883	(576)
Tax effect		(457)	(696)	270
(Gains) / losses transferred to income statement		(1,107)	(628)	254
Tax effect		498	251	(114)
Hedge		(3,557)	(16)	(1,135)
Cash flow hedge		499	(56)	(81)
Change in fair value		947	(191)	(256)
Tax effect		(448)	135	175
Hedge of net investment in foreign operation		(4,056)	40	(1,054)
Change in fair value		(7,616)	83	(1,793)
Tax effect		3,560	(43)	739
Remeasurements of liabilities for post-employment benefits	[1]	(192)	(350)	(164)
Remeasurements		(349)	(648)	(267)
Tax effect		157	298	103
Foreign exchange variation in foreign investments		4,630	(1,582)	1,139
Total other comprehensive income		1,029	(138)	(326)
Total comprehensive income		16,093	27,675	25,313
Comprehensive income attributable to non-controlling interests		(3,832)	700	732
Comprehensive income attributable to the owners of the parent company		R$ 19,925	R$ 26,975	R$ 24,581

[1]	Amounts that will not be subsequently reclassified to income.